Fair Value of Financial Instruments - Schedule of Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities	$ 45,207	$ 26,559	$ 20,238
Total equity securities	1,771	1,136
Total fixed income and equity securities	46,978	27,695	20,238
Common Stock [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total equity securities	1,612	1,136
Warrants to purchase common stock [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total equity securities	122
Rights To Purchase Common Stock [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total equity securities	37
Level 1 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities
Total equity securities	1,771	1,136
Total fixed income and equity securities	1,771	1,136
Level 1 [Member] | Common Stock [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total equity securities	1,612	1,136
Level 1 [Member] | Warrants to purchase common stock [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total equity securities	122
Level 1 [Member] | Rights To Purchase Common Stock [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total equity securities	37
Level 2 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities	45,207	26,559	20,238
Total equity securities
Total fixed income and equity securities	45,207	26,559
Level 2 [Member] | Common Stock [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total equity securities
Level 2 [Member] | Warrants to purchase common stock [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total equity securities
Level 2 [Member] | Rights To Purchase Common Stock [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total equity securities
Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities
Total equity securities
Total fixed income and equity securities
Level 3 [Member] | Common Stock [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total equity securities
Level 3 [Member] | Warrants to purchase common stock [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total equity securities
Level 3 [Member] | Rights To Purchase Common Stock [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total equity securities
U.S. government [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities	2,899	1,604	647
U.S. government [Member] | Level 1 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities
U.S. government [Member] | Level 2 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities	2,899	1,604	647
U.S. government [Member] | Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities
States, Municipalities and Political Subdivisions [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities	5,365	2,246	1,651
States, Municipalities and Political Subdivisions [Member] | Level 1 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities
States, Municipalities and Political Subdivisions [Member] | Level 2 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities	5,365	2,246	1,651
States, Municipalities and Political Subdivisions [Member] | Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities
Asset-backed Securities and Collateralized Mortgage Backed Obligations [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities	16,635	11,968	9,082
Asset-backed Securities and Collateralized Mortgage Backed Obligations [Member] | Level 1 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities
Asset-backed Securities and Collateralized Mortgage Backed Obligations [Member] | Level 2 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities	16,635	11,968	9,082
Asset-backed Securities and Collateralized Mortgage Backed Obligations [Member] | Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities
Corporate [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities	20,308	10,741	8,858
Corporate [Member] | Level 1 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities
Corporate [Member] | Level 2 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities	20,308	10,741	8,858
Corporate [Member] | Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Total fixed income securities